INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
INVENTORIES	4. INVENTORIES

	September 30, 2013	December 31, 2012
Raw materials and supplies	$37.8	$36.6
Work-in-process	12.4	8.8
Finished goods	92.0	69.3

	$142.2	$114.7

4. INVENTORIES

	December 31,
	2012	2011
Raw materials and supplies	$36.6	$37.9
Work-in-process	8.8	8.1
Finished goods	69.3	65.0

	$114.7	$111.0